Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	$ 16,630	$ 171,450	$ 156,934
Cash paid for purchases of intangible assets accrued in prior years	8,400
Intangible assets additions	23,969	24,007
Amortization of intangible assets	104,371	103,230	122,600
2019 Restructuring
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment charges	0	0	40,301	$ 40,301
Other Long-term Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	200	1,400
Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets	8,100	24,000
Prepaid Expenses and Other Current Assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets additions	900
Licenses
Finite-Lived Intangible Assets [Line Items]
Cash paid for purchases of intangible assets accrued in prior years		$ 146,100
Intangible assets additions	$ 15,000
Patent and License Rights
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment charges			28,100
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Intangible asset impairment charges			$ 12,100